Subsequent Events - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions, shares in Millions	Jul. 02, 2025	Apr. 19, 2025	Oct. 19, 2024	Mar. 31, 2025	Mar. 31, 2024
Subsequent Event [Line Items]
Common stock par or stated value per share				₨ 1	₨ 1
HDB Financial Services Limited [Member]
Subsequent Event [Line Items]
Maximum period for listing of so called upper layer designation			3 years
IPO [Member] | HDB Financial Services Limited [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share			₨ 10
Initial public offering, authorized amount			₨ 100,000.0
Subsequent Event [Member] | IPO [Member] | HDB Financial Services Limited [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction	₨ 100,000.0
Sale of stock number of shares issued in transaction	135.1
Sale of stock price per share	₨ 740
Sale of stock consideration received on transaction assigned to subsidiary	₨ 25,000.0
Sale of stock percentage of ownership after transaction	74.70%
O 2025 A Dividends [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend paid, per share amount		₨ 22
Dividend paid, total amount		₨ 168,348.9